Loss before Income Taxes	12 Months Ended
Dec. 31, 2024
Loss For Year [Abstract]
Loss before Income Taxes

Note 5 Loss before Income Taxes

Loss before income taxes includes the following specific expenses:

	Year Ended December 31,		Six Months Ended December 31,	Year Ended June 30,
(in U.S. dollars)	2024	2023	2022	2022
Share-based payments expense^
Performance rights granted	$5,591,417	$5,094,244	$4,857,249	$11,307,550
Share rights granted	444,613	399,982	444,480	2,260,399
Options granted	(512,470)	127,734	52,700	962,800
Total share-based compensation expense	$5,523,560	$5,621,960	$5,354,429	$14,530,749
^ Refer to note 28 for further information regarding share-based payments.
Borrowing costs
Interest accrued on loan notes	$1,776,230	$980,852	$—	$—
Unwinding of fair value gain	25,510	18,553	25,945	43,979
Interest accrued on borrowings	1,765,258	1,864,697	917,476	1,468,569
Total borrowing costs	$3,566,998	$2,864,102	$943,421	$1,512,548

(in U.S. dollars)	Year Ended December 31,		Six Months Ended December 31,	Year Ended June 30,
Administrative and other expenses	2024	2023	2022	2022
Insurance	$4,125,899	$6,750,308	$4,019,027	$3,842,129
Legal fees	2,735,055	1,730,766	895,138	1,426,081
Occupancy expenses	2,470,502	418,206	628,816	1,729,282
Consulting fees	4,298,968	3,672,513	751,047	1,080,601
Software implementation and systems-related expenses	1,214,833	1,758,962	1,034,420	—
Other	5,074,035	4,533,142	4,153,199	4,513,616
Total administrative and other expenses	$19,919,292	$18,863,896	$11,481,647	$12,591,709